UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22900

Blackstone Real Estate Income Fund

Exact Name of Registrant as Specified in Charter

345 Park Avenue

42nd Floor

New York, NY 10154

Address of Principal Executive Offices

Registrant’s telephone number, including area code: (212) 583-5000

Judy Turchin, Esq.

c/o Blackstone Real Estate Income Advisors L.L.C.

345 Park Avenue

42nd Floor

New York, NY 10154

Name and Address of Agent for Service

With a Copy to:

Sarah E. Cogan, Esq.

Michael W. Wolitzer, Esq.

Simpson Thacher & Bartlett LLP

425 Lexington Avenue

New York, NY 10017

Date of fiscal year end: December 31, 2014

Date of reporting period: September 30, 2014

Item 1. The Consolidated Schedule of Investments.

The Consolidated Schedule of Investments is attached herewith.

Blackstone Real Estate Income Fund

Schedule of Investments (Unaudited)

September 30, 2014

	Shares	Value
Blackstone Real Estate Income Master Fund (“Master Fund”) — 100.5% (COST $367,307,468)	361,354	$365,472,610

Other Assets, less Liabilities — (0.5)%		(1,642,926)

Total Net Assets — 100.0%		$363,829,684

See Notes to Schedule of Investments.

Blackstone Real Estate Income Fund

Notes to Schedule of Investments (Unaudited)

September 30, 2014

1. Organization

Blackstone Real Estate Income Fund (the “Fund”), a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), is a continuously offered closed-end, non-diversified, management investment company. The Fund commenced investment operations on April 1, 2014. The Fund’s investment objective is to seek long-term total return, with an emphasis on current income, by primarily investing in a broad range of real estate-related debt investments. The Fund pursues its investment objective by investing substantially all of its assets in Blackstone Real Estate Income Master Fund (the “Master Fund”), a Delaware statutory trust registered under the 1940 Act as a closed-end management investment company with the same investment objective and substantially the same investment policies as the Fund.

The investment manager of the Master Fund and the Fund is Blackstone Real Estate Income Advisors L.L.C. (the “Investment Manager”), a registered investment advisor under the Investment Advisers Act of 1940, as amended. The Board of Trustees (the “Board” and each member a “Trustee”) of the Master Fund and the Fund supervises the conduct of the Master Fund’s and the Fund’s affairs and, pursuant to their investment management agreements, has engaged the Investment Manager to manage the Master Fund’s and the Fund’s day-to-day investment activities and operations.

The Master Fund’s Schedule of Investments, which is attached hereto, is an integral part of this Schedule of Investments and should be read in conjunction with the Fund’s Schedule of Investments. At September 30, 2014, the Fund held 80.3% ownership interest in the Master Fund.

2. Basis of Presentation

The Fund’s Schedule of Investments is prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and is stated in U.S. dollars.

3. Fair Value Hierarchy

The Fund’s investment in the Master Fund is recorded at fair value and is based upon the Fund’s percentage ownership of the net assets of the Master Fund. The performance of the Fund is directly affected by the performance of the Master Fund.

See Note 3 to the Master Fund’s Notes to Schedule of Investments for the determination of fair value of the Master Fund’s investments.

Current fair value guidance defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. The hierarchy established under the fair value guidance gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3).

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for investments categorized in Level 3. The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.

Investments measured and reported at fair value are classified and disclosed in one of the following levels within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement:

Level 1 – quoted prices are available in active markets for identical investments as of the measurement date. The Master Fund does not adjust the quoted price for these investments.

Level 2 – quoted prices are available in markets that are not active or model inputs are based on inputs that are either directly or indirectly observable as of the measurement date.

Level 3 –  pricing inputs are unobservable and include instances where there is little, if any, market activity for the investment. Inputs reflect the best estimate of what market participants would use in determining fair value of investments as of the measurement date.

Blackstone Real Estate Income Fund

Notes to Schedule of Investments (Continued) (Unaudited)

September 30, 2014

The Fund has categorized within Level 3 its investment in the Master Fund that is subject to a minimum holding period or lockup greater than 90 days from the measurement date, are in liquidation, cannot be redeemed within 90 days of the measurement date, are subject to redemption notice periods in excess of 90 days, have limited the individual amount of shareholder redemptions and/or aggregate amount of shareholder redemptions, or have suspended redemptions.

The following is a summary categorization, as of September 30, 2014, of the Fund’s investments based on the level of inputs utilized in determining the value of such investments:

	Level 1	Level 2	Level 3	Total
Investments
Investment in the Master Fund	$—	$—	$365,472,610	$365,472,610

Blackstone Real Estate Income Master Fund

Schedule of Investments (Unaudited)

September 30, 2014

	Principal Amount	Value
LONG-TERM INVESTMENTS — 116.4%
COMMERCIAL MORTGAGE-BACKED SECURITIES — 112.0%
American Homes 4 Rent, Series 2014-SFR1, Class E, 2.75%, 06/17/31 (a),(b),(c)	$3,794,144	$3,629,650
American Homes 4 Rent, Series 2014-SFR2, Class E, 6.23%, 10/17/36 (b)	12,573,000	12,589,345
American Residential Properties Trust, Series 2014-SFR1, Class E, 4.07%, 09/17/31 (b),(c)	5,388,000	5,360,551
Aventura Mall Trust, Series 2013-AVM, Class E, 3.87%, 12/05/32 (a),(b),(c)	4,728,000	4,533,921
Banc of America Merrill Lynch, Series 2014-FRR5, Class A714, 0.00%, 01/27/47 (a),(b),(d)	14,843,755	10,300,507
BHMS Mortgage Trust, Series 2014-MZ, Class M, 7.37%, 07/05/33 (a),(b),(c)	20,204,000	20,162,155
BHMS Mortgage Trust,
Series 2014-ATLS, Class BFX, 4.24%,07/05/33 (b)	10,102,000	10,131,705
Series 2014-ATLS, Class EFL, 4.16%, 07/05/33 (a),(b),(c)	14,486,000	14,469,704
Series 2014-ATLS, Class EFX, 4.85%, 07/05/33 (b),(c)	5,888,000	5,828,760
Citigroup Commercial Mortgage Trust, Series 2012-GC8, Class E, 5.00%, 09/10/45 (a),(b),(c)	6,296,926	5,614,024
Citigroup Commercial Mortgage Trust, Series 2013-375 P, Class E, 3.63%, 05/10/35 (a),(b),(c),(e)	17,740,676	15,878,275
Colony American Homes, Series 2014-1A, Class E, 3.05%, 05/17/31 (a),(b),(c)	26,348,841	24,774,893
Colony American Homes Single-Family Rental Pass-Through Certificates, Series 2014-2A, Class E, 3.35%, 07/17/31 (a),(b),(c)	17,238,100	16,680,337
Commercial Mortgage Pass-Through Certificates, Series 2014-KYO, Class F, 3.65%, 06/11/27 (b),(c),(e)	36,838,000	36,753,837
Commercial Mortgage Trust, Series 2007-GG9, Class AJ SEQ, 5.51%, 03/10/39 (c)	6,230,000	5,526,418
Commercial Mortgage Trust, Series 2012-CR5, Class F, 4.48%, 12/10/45 (a),(b),(c)	12,489,160	10,580,097
Commercial Mortgage Trust, Series 2013-CR8, Class E, 4.00%, 06/10/46 (a),(b),(c),(e)	10,522,000	8,316,035
Commercial Mortgage Trust, Series 2013-CR11, Class D, 5.34%, 10/10/46 (a),(b),(c)	5,000,000	4,921,310
Commercial Mortgage Trust, Series 2013-CR12, Class D, 5.26%, 10/10/46 (a),(b),(c)	3,000,000	2,896,915
Commercial Mortgage Trust, Series 2013-LC6, Class XC, 0.93%, 01/10/46 (a),(b),(c)	92,323,222	4,771,218
Commercial Mortgage Trust, Series 2014-CR17, Class E, 4.96%, 05/10/47 (a),(b),(c)	8,387,000	7,132,736
Commercial Mortgage Trust, Series 2014-UBS5, Class D, 3.50%, 09/10/47 (b)	2,006,000	1,612,700
Commercial Mortgage Trust, Series 2014-UBS3, Class D, 4.98%, 06/10/47 (a),(b),(c)	7,883,000	7,295,390
Commercial Mortgage Trust, Series 2014-UBS4, Class D, 4.84%, 08/10/47 (a),(b),(c)	2,675,000	2,394,071
CSMC Trust, Series 2014-USA, Class E, 4.37%, 09/15/37	13,012,000	11,889,662
Equity Mezzanine Trust, Series 2014-INMZ, Class M, 4.91%, 05/08/31 (a),(b),(c)	17,500,000	17,532,785
Equity Mortgage Trust,
Series 2014-INNS, Class E, 3.61%, 05/08/31 (b),(c),(e)	40,000,000	40,025,620
Series 2014-INNS, Class F, 4.06%, 05/08/31 (a),(b),(c),(e)	24,443,000	24,455,643

GS Mortgage Securities Trust, Series 2014-GSFL, Class E, 6.10%, 07/15/31 (a),(b),(c)	19,186,000	19,012,599
GS Mortgage Securities Trust, Series 2012-GCJ9, Class E, 5.02%, 11/10/45 (a),(b),(c)	10,250,422	8,972,437
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2013-C16, Class XC, 1.43%, 12/15/46 (a),(b),(c)	36,883,521	3,061,791
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2013-LC11, Class E, 3.25%, 04/15/46 (a),(b),(c)	4,728,280	3,497,860
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2014-INN, Class E, 3.75%, 06/15/29 (b),(c)	16,535,000	16,499,516
JPMBB Commercial Mortgage Securities Trust, Series 2014-C21, Class D, 4.82%, 08/15/47 (a),(b),(c)	3,000,000	2,747,042
JPMBB Commercial Mortgage Securities Trust, Series 2014-C19, Class XC, 1.01%, 04/15/47 (a),(b),(c)	28,065,772	1,700,697
LB-UBS Commercial Mortgage Trust, Series 2006-C7, Class AJ SEQ, 5.41%, 11/15/38 (e)	14,541,192	13,061,205
Ladder Capital Commercial Mortgage Trust, Series 2014-909, Class E, 4.03%, 05/15/31 (b),(c),(e)	10,000,000	9,438,200
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-C5, Class G, 4.50%, 08/15/45 (a),(b)	12,300,651	10,570,515
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C10, Class F, 4.22%, 07/15/46 (a),(b),(c)	10,598,802	8,654,386
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C12, Class E, 4.93%, 10/15/46 (a),(b),(c)	6,233,532	5,459,222
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C7, Class F, 4.44%, 02/15/46 (a),(b),(c)	10,844,953	9,191,965
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C15, Class E, 5.06%, 04/15/47 (a),(b),(c)	4,000,000	3,509,594

See Notes to Schedule of Investments.

Blackstone Real Estate Income Master Fund

Schedule of Investments (Continued) (Unaudited)

September 30, 2014

	Principal Amount	Value
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C16, Class D, 4.92%, 06/15/47 (b),(c),(e)	$14,000,000	$12,871,716
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C17, Class D, 4.86%, 08/15/47 (a),(b),(c)	926,000	844,303
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2013-C9, Class E, 4.30%, 05/15/46 (a),(b),(c)	5,516,000	4,618,690
Series 2013-C9, Class F, 4.30%, 05/15/46 (a),(c)	8,644,588	7,093,395
Progress Residential Trust, Series 2014-SFR1, Class F, 4.85%, 10/17/31 (b),(c)	2,633,000	2,627,295
Wachovia Bank Commercial Mortgage Trust, Series 2006-C27, Class AJ, 5.83%, 07/15/45 (c)	5,000,000	5,067,450
Wachovia Bank Commercial Mortgage Trust, Series 2006-C29, Class AJ, 5.37%, 11/15/48 (c),(e)	22,785,682	22,531,562
WF-RBS Commercial Mortgage Trust, Series 2014-C20, Class D, 3.99%, 05/15/47 (a),(b)	2,956,114	2,525,554

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (COST $509,703,505)		509,615,258

BANK LOAN — 1.5%
Consumer, Cyclical — 1.5%
Four Seasons Holdings, Inc., 1.00%, 12/24/20 (c)	6,992,000	6,992,000

TOTAL BANK LOAN (COST $7,063,351)		6,992,000

	Shares	Value
COMMON STOCK — 2.9%
REIT - Mortgage — 2.9%
Apollo Commercial Real Estate Finance, Inc. (a)	840,759	13,208,324

TOTAL COMMON STOCK (COST $13,851,818)		13,208,324

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 33.8%
REPURCHASE AGREEMENTS — 33.8%
Bank of America Merrill Lynch:
Dated 08/19/14, with a maturity date of 11/20/14, an interest rate of 0.02%, collateralized by USD 30,000,000 U.S. Treasury Notes 2.75%, due 02/15/24 and a market value, including accrued interest of $31,177,302.	$31,176,575	$31,176,575
Dated 08/19/14, with a maturity date of 11/20/14, an interest rate of (0.05)%, collateralized by USD 40,000,000 U.S. Treasury Notes 2.50%, due 05/15/24 and a market value, including accrued interest of $41,113,026.	41,115,424	41,115,424
Dated 08/19/14, with a maturity date of 11/20/14, an interest rate of (0.05)%, collateralized by USD 25,000,000 U.S. Treasury Notes 2.50%, due 05/15/24 and a market value, including accrued interest of $25,695,641.	25,697,140	25,697,140
Dated 08/19/14, with a maturity date of 11/20/14, an interest rate of (0.05)%, collateralized by USD 20,000,000 U.S. Treasury Notes 2.50%, due 05/15/24 and a market value, including accrued interest of $20,556,513.	20,557,712	20,557,712
Dated 08/19/14, with a maturity date of 11/20/14, an interest rate of (0.05)%, collateralized by USD 10,000,000 U.S. Treasury Notes 2.50%, due 05/15/24 and a market value, including accrued interest of $10,278,256.	10,278,856	10,278,856
Dated 09/16/14, with a maturity date of 11/19/14, an interest rate of (0.02)%, collateralized by USD 25,000,000 U.S. Treasury Notes 2.38%, due 08/15/24 and a market value, including accrued interest of $24,768,415.	24,768,607	24,768,607

TOTAL REPURCHASE AGREEMENTS (COST $153,594,314)		153,594,314

TOTAL INVESTMENTS IN SECURITIES — 150.2% (COST $684,212,988) (f)		683,409,896

See Notes to Schedule of Investments.

Blackstone Real Estate Income Master Fund

Schedule of Investments (Continued) (Unaudited)

September 30, 2014

	Principal Amount	Value
SECURITIES SOLD SHORT — (33.1)%
U.S. TREASURY NOTES — (33.1)%
U.S. Treasury Notes,
2.38%, 08/15/24	$25,000,000	$(24,737,301)
2.50%, 05/15/24	95,000,000	(95,166,999)
2.75%, 02/15/24	30,000,000	(30,741,803)

TOTAL U.S. TREASURY NOTES (PROCEEDS $149,099,608)		(150,646,103)

TOTAL SECURITIES SOLD SHORT (PROCEEDS $149,099,608)		(150,646,103)

Other Assets and Liabilities — (17.1)% (g)		(77,640,870)

Net Assets — 100.0%		$455,122,923

Footnote Legend:

(a)	All or a portion of this security is pledged as collateral for derivative financial instruments and short sales.
(b)	Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. Security may only be sold to qualified institutional buyers unless registered under the Securities Act of 1933, as amended, or otherwise exempt from registration.
(c)	Variable/floating interest rate security. Rate presented is as of September 30, 2014.
(d)	Non-interest bearing bond.
(e)	All or a portion of this security has been pledged as collateral in connection with reverse repurchase agreements.
(f)	Also represents cost for federal tax purposes.
(g)	Assets, other than investments in securities, net of other liabilities. A significant portion of this amount is due to the outstanding reverse repurchase agreements (described below) and cash and restricted cash as set forth in footnote 3.

Abbreviation Legend:

REITs:	Real Estate Investment Trusts

Reverse Repurchase Agreements Outstanding as of September 30, 2014

Counterparty	Interest Rate	Trade Date	Maturity Date	Face Value	Face Value Including Accrued Interest
Bank of America Merrill Lynch	1.60%	09/17/14	11/19/14	$8,318,000	$8,322,806
Bank of America Merrill Lynch	1.75%	09/19/14	11/19/14	9,161,000	9,165,619
Bank of America Merrill Lynch	1.83%	08/19/14	11/19/14	7,194,000	7,209,359
Bank of America Merrill Lynch	1.83%	08/19/14	11/19/14	14,996,000	15,028,016
Bank of America Merrill Lynch	1.83%	08/19/14	11/19/14	2,146,000	2,150,582
Bank of America Merrill Lynch	1.83%	08/19/14	11/19/14	5,975,000	5,987,757
Bank of America Merrill Lynch	1.83%	08/19/14	11/19/14	24,000,000	24,051,240
Bank of America Merrill Lynch	1.83%	08/19/14	11/19/14	11,021,000	11,044,530
Bank of America Merrill Lynch	1.83%	08/19/14	11/19/14	21,127,000	21,172,106
Royal Bank of Canada	1.23%	09/19/14	12/19/14	8,267,000	8,270,401
Royal Bank of Canada	1.59%	08/14/14	02/17/15	12,401,000	12,427,252

Total Reverse Repurchase Agreements Outstanding				$124,606,000	$124,829,668

See Notes to Schedule of Investments.

Blackstone Real Estate Income Master Fund

Schedule of Investments (Continued) (Unaudited)

September 30, 2014

OTC Credit Default Swaps on Index (Sell Protection) — Outstanding at September 30, 2014

Reference Obligation	Rating	The Master Fund Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Notional Amount(1)	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CMBX.NA.BB.6	BB	5.00%	05/26/63	Citibank, N.A.	93,236,210 USD	$(71,659)	$787,554	$(859,213)
CMBX.NA.BB.6	BB	5.00%	05/26/63	Goldman Sachs & Co.	16,264,000 USD	(12,367)	80,863	(93,230)
CMBX.NA.BB.6	BB	5.00%	05/26/63	Morgan Stanley Capital Services LLC	13,073,000 USD	(9,941)	219,169	(229,110)
CMBX.NA.BB.7	BB	5.00%	01/26/47	Citibank, N.A.	7,399,410 USD	(207,779)	(234,934)	27,155
CMBX.NA.BB.7	BB	5.00%	01/26/47	Morgan Stanley Capital Services LLC	5,000,000 USD	(140,402)	(9,739)	(130,663)
CMBX.NA.BBB.7	BBB	3.00%	01/26/47	Citibank, N.A.	4,425,510 USD	(119,378)	(139,592)	20,214

Total OTC Credit Default Swaps on Index (Sell Protection)						$(561,526)	$703,321	$(1,264,847)

Centrally Cleared Credit Default Swaps (Buy Protection) — Outstanding at September 30, 2014

Reference Obligation	Rating	The Master Fund Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation
Markit CDX North America High Yield Index	BB	5.00%	06/21/18	Citibank, N.A.	25,000,000 USD	$(1,777,424)	$(2,237,688)	$460,264

Total Centrally Cleared Credit Default Swaps (Buy Protection)						$(1,777,424)	$(2,237,688)	$460,264

(1)	The maximum potential amount the Master Fund could be required to pay as a seller of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

See Notes to Schedule of Investments.

Blackstone Real Estate Income Master Fund

Notes to Schedule of Investments (Unaudited)

September 30, 2014

1. Organization

Blackstone Real Estate Income Master Fund (the “Master Fund”), a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), is a closed-end, non-diversified, management investment company. Blackstone Real Estate Income Fund (“Feeder Fund I”) and Blackstone Real Estate Income Fund II (“Feeder Fund II” and together with Feeder Fund I, the “Feeder Funds”) invest substantially all of their assets in the Master Fund. The Master Fund commenced investment operations on April 1, 2014. The Master Fund’s investment objective is to seek long-term total returns, with an emphasis on current income, by primarily investing in a broad range of real estate-related debt investments.

The investment manager of the Master Fund and the Feeder Funds is Blackstone Real Estate Income Advisors L.L.C. (the “Investment Manager”), a registered investment advisor under the Investment Advisers Act of 1940, as amended. The Board of Trustees (the “Board” and each member a “Trustee”) of the Master Fund and Feeder Funds supervises the conduct of the Master Fund’s and Feeder Funds’ affairs and, pursuant to the investment management agreement (the “Investment Management Agreement”), has engaged the Investment Manager to manage the Master Fund’s and Feeder Funds’ day-to-day investment activities and operations.

2. Basis of Presentation

The Master Fund’s Schedule of Investments is prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and is stated in U.S. dollars.

3. Fair Value Hierarchy

Current fair value guidance defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. The hierarchy established under the fair value guidance gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3).

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for investments categorized in Level 3. The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.

Investments measured and reported at fair value are classified and disclosed in one of the following levels within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement:

Level 1 – quoted prices are available in active markets for identical investments as of the measurement date. The Master Fund does not adjust the quoted price for these investments.

Level 2 – quoted prices are available in markets that are not active or model inputs are based on inputs that are either directly or indirectly observable as of the measurement date.

Level 3 –  pricing inputs are unobservable and include instances where there is little, if any, market activity for the investment. Inputs reflect the best estimate of what market participants would use in determining fair value of investments as of the measurement date.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the fair value hierarchy. In addition, in periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.

The following is a summary categorization, as of September 30, 2014, of the Master Fund’s investments based on the level of inputs utilized in determining the value of such investments:

Blackstone Real Estate Income Master Fund

Notes to Schedule of Investments (Continued) (Unaudited)

September 30, 2014

Asset Description:	Level 1	Level 2	Level 3	Total
Investments in Securities:
Commercial Mortgage-Backed Securities	$—	$509,615,258	$—	$509,615,258
Bank Loan	—	6,992,000	—	6,992,000
Common Stock	13,208,324	—	—	13,208,324
Repurchase Agreements	—	153,594,314	—	153,594,314
Total Investment in Securities:	$13,208,324	$670,201,572	$—	$683,409,896
Cash	19,673,498	—	—	19,673,498
Restricted cash segregated with counterparties for swaps	28,968,129	—	—	28,968,129
Total Assets	$61,849,951	$670,201,572	$—	$732,051,523

Liability Description:	Level 1	Level 2	Level 3	Total
Securities Sold Short	$—	$150,646,103	$—	$150,646,103
Reverse Repurchase Agreements	—	124,829,668	—	124,829,668
Credit Default Swaps	—	2,338,950	—	2,338,950
Total Liabilities	$—	$277,814,721	$—	$277,814,721

Item 2. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as required by Rule 30a-3(b) under the Investment Company Act of 1940 (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)), as of the Evaluation Date.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99.302CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Blackstone Real Estate Income Fund

By:	/s/ Michael Nash
Michael Nash (Principal Executive Officer)
Chairman, Chief Executive Officer and President

November 26, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Michael Nash
Michael Nash (Principal Executive Officer)
Chairman, Chief Executive Officer and President

November 26, 2014

By:	/s/ Garrett Goldberg
Garrett Goldberg (Principal Financial and Accounting Officer)
Chief Financial Officer and Treasurer

November 26, 2014